Segmented and geographic information, and major customers (Major Customers) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major Customer One [Member]
Disclosure of major customers [line items]
Percentage of revenue	100.00%	100.00%